PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
U.S.
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 835.8	$ 744.8
Service cost	0.3	0.3
Interest cost	40.3	40.2
Actuarial loss	131.5	88.5
Plan transfer	2.0	2.0
Benefits paid	(46.2)	(40.0)
Projected benefit obligation at end of year	963.7	835.8
Accumulated benefit obligation at end of year	961.4	834.2
Int'l
Change in projected benefit obligation
Projected benefit obligation at beginning of year	519.5	504.7
Service cost	9.0	11.6
Interest cost	24.5	26.8
Participant contribution	4.1	4.7
Actuarial loss	50.5	17.0
Plan transfer	0.1
Benefits paid	(22.3)	(21.2)
Pension curtailment		(2.8)
Pension settlements		(0.5)
Foreign currency translation	12.2	(9.2)
Transfer of obligations to held for sale		(11.6)
Projected benefit obligation at end of year	597.6	519.5
Accumulated benefit obligation at end of year	559.0	487.0
U.S. Postretirement Health Benefits
Change in projected benefit obligation
Projected benefit obligation at beginning of year	12.4	38.7
Service cost		1.3
Interest cost	0.4	1.7
Participant contribution	1.2	1.2
Amendments		(34.1)
Actuarial loss	1.7	7.0
Benefits paid	(3.7)	(3.4)
Projected benefit obligation at end of year	$ 12.0	$ 12.4